Other Information (Tables)	12 Months Ended
Dec. 31, 2025
Other Information [Abstract]
Schedule of Compensation of the Group’s Executive Management

Compensation of the Group’s executive management for the 12 months ending December 31:

Executive and Board compensation	2025	2024	2023
		(in €)
Executive management
Short-term employee benefits	2,685,555	3,193,141	2,783,675
Share-based payments	2,978,061	2,570,489	2,507,453
Sub-total	5,663,616	5,763,630	5,291,128
Non-executive Board of Directors members
Short-term employee benefits	321,500	321,500	305,983
Share-based payments	301,308	280,379	285,177
Sub-total	622,808	601,879	591,160
Total compensation	6,286,424	6,365,509	5,882,288